Finance Lease Receivables	12 Months Ended
Mar. 31, 2024
Disclosure of Finance Lease Receivables [Abstract]
Finance Lease Receivables [Text Block]

6. Finance Lease Receivables

GreenPower's wholly owned subsidiaries San Joaquin Valley Equipment Leasing Inc. ("SJVEL") and 0939181 BC Ltd. lease vehicles to several customers, and as at March 31, 2024 the Company had a total of 8 (2023 - 45) vehicles on lease that were determined to be finance leases, and the Company had a total of 4 (2023 - 1) vehicles on lease that were determined to be operating leases. For operating leases, lease payments are recognized in revenue when earned. During the year-ended March 31, 2024, finance leases for two vehicles reached their maturity date and the lessee did not exercise its option to purchase the vehicles and they were returned to the Company, and the customer entered into finance leases for two new vehicles. During the year-ended March 31, 2023 finance leases for three vehicles reached their maturity date and the lessee purchased two of the vehicles and the third vehicle was repossessed during the year ended March 31, 2024.

During the year ended March 31, 2024, GreenPower provided a notice of default to a lessee of 37 vehicles, and the defaults were not cured so the leases were terminated and the vehicles were repossessed. In addition GreenPower booked an impairment of $423,267 on finance lease receivables during the year ended March 31, 2024 (2023 - $nil), due to delinquent payments on finance leases for five vehicles. Subsequent to the year ended March 31, 2024 GreenPower repossessed 6 other vehicles that were under lease due to non -payment, and GreenPower cancelled the leases (Note 26).

For the year ended March 31, 2024, selling profit on finance leases was $53,924 (2023 - $nil, 2022 - $725,814).

The following table illustrates Finance Lease Receivables as at March 31, 2024 and as at March 31, 2023:

	March 31, 2024	March 31, 2023
Finance lease receivable, beginning of year	$2,970,356	$3,395,739
Investment recognized	148,158	-
Investment derecognized	(1,334,921)	-
Impairment recognized	(423,267)	-
Lease payments received	(351,434)	(695,825)
Interest income recognized	149,492	270,442

Finance lease receivable, end of year	$1,158,384	$2,970,356

Current portion of Finance Lease Receivable	$111,529	$1,051,873

Long Term Portion of Finance Lease Receivable	$1,046,855	$1,918,483

Payments to be received on Finance Lease Receivables (undiscounted):

31-Mar-24
Year 1	$363,774
Year 2	363,774
Year 3	367,579
Year 4	346,200
Year 5	605,152
less: amount representing interest income	(888,095)
Finance Lease Receivable	$1,158,384
Current Portion of Finance Lease Receivable	$111,529
Long Term Portion of Finance Lease Receivable	$1,046,855

Subsequent to the year ended March 31, 2024, the Company repossessed 5 EV 250s under finance leases and one EV 350 on an operating lease due to the lessee's default under the leases. The carrying value of finance lease receivables for the 5 EV 250's that were repossessed in May 2024 was $971,226 as at March 31, 2024.